Share-Based Compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended			156 Months Ended
	Mar. 31, 2019	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2015	Dec. 31, 2020 GBP (£) invitation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price determination period for options		3 days
Expiration term of vested options		6 months
Weighted average share price (GBP per share) | £ / shares		£ 2.92	£ 3.18
Weighted average grant-date fair value (GBP per share)		£ 0.21	£ 0.49		£ 0.21
Liabilities arising from share-based payment transactions		500,000	2,400,000		500,000
Liabilities arising from share-based payment transactions, vested liabilities		£ 0	£ 1,400,000		£ 0
Number of shares outstanding | shares		3,254,900	2,396,909
Number of sharesave schemes launched | invitation					13
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred shares description		Any deferred awards are dependent on continued employment or subject to Santander's discretion for leavers. For 2019 and 2020 bonus awards, deferral of the award is over a three, five or seven-year period from the anniversary of the initial award. Deferred bonus awards in shares are subject to an additional one-year retention period from the point of delivery.
Cash | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage		50.00%
Shares | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage		50.00%
Long-Term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferral term of conditional awards				3 years
Performance cycle of conditional awards				1 year
Percent of other equity instruments vested	65.78%
Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum investment value per tax year		£ 1,800			£ 1,800
Percentage of maximum salary that can be invested		10.00%
Vesting requirements for sharebased payment arrangement		no vesting conditions attached to these shares, and no restrictions as to when the shares can be removed from the trust. However, if a participant chooses to sell the shares before the end of five years, they will be liable for the taxable benefit received when the shares are taken out of the trust. The shares can be released from trust after five years free of income tax and national insurance contributions. 0 shares were outstanding at 31 December 2020 (2019: 2,396,909 shares).]
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee saving on share based compensation		£ 5			5
Terms of options		3 years
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee saving on share based compensation		£ 500			500
Terms of options		5 years
Variable Pay of Less Than 500,000
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee saving on share based compensation		£ 500,000			£ 500,000
Variable Pay of Less Than 500,000 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus		40.00%
Variable Pay at or Above 500,000 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus		60.00%